Condensed Financial Information Parent Company Only (Details 1) - USD ($)	3 Months Ended								12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Expense
Interest on junior subordinated debentures									$ 476,666	$ 694,573
Income tax expense									2,248,089	1,789,860
Net income	$ 3,174,509	$ 2,880,443	$ 2,842,311	$ 1,861,239	$ 2,371,300	$ 2,261,943	$ 2,419,298	$ 1,771,905	10,758,502	8,824,446
Parent Company [Member]
Income
Bank subsidiary distributions									3,675,000	4,256,000
Dividends on Capital Trust									14,314	20,858
Total income									3,689,314	4,276,858
Expense
Interest on junior subordinated debentures									476,666	694,573
Administrative and other									418,474	340,904
Total expense									895,140	1,035,477
Income before applicable income tax benefit and equity in undistributed net income of subsidiary									2,794,174	3,241,381
Income tax expense									184,973	213,071
Income before equity in undistributed net income of subsidiary									2,979,147	3,454,452
Equity in undistributed net income of subsidiary									7,779,355	5,369,994
Net income									$ 10,758,502	$ 8,824,446